Bitwise Web3 ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
Common Stocks – 100.1%
Communication Services – 30.3%
Alphabet, Inc., Class C ......................................................... 289 $ 45,150
Electronic Arts, Inc. ............................................................ 1,087 157,093
Meta Platforms, Inc., Class A .................................................... 433 249,564
ROBLOX Corp., Class A
*
....................................................... 4,734 275,945
Take-Two Interactive Software, Inc.
*
............................................... 746 154,609
Tencent Holdings Ltd. .......................................................... 798 50,976
933,337
Consumer Discretionary – 3.0%
Alibaba Group Holding Ltd., ADR ................................................. 361 47,735
LVMH Moet Hennessy Louis Vuitton SE ............................................ 74 45,699
93,434
Energy – 1.8%
Exxon Mobil Corp. ............................................................. 466 55,421
Financials – 22.2%
Block, Inc.
*
................................................................... 2,539 137,944
Coinbase Global, Inc., Class A
*
................................................... 1,245 214,426
Defi Technologies, Inc.
*
......................................................... 5,625 11,803
Galaxy Digital Holdings Ltd.
*
..................................................... 6,294 66,340
Mastercard, Inc., Class A ....................................................... 93 50,975
OSL Group Ltd.
*
.............................................................. 7,749 8,665
Robinhood Markets, Inc., Class A
*
................................................ 3,429 142,715
Visa, Inc., Class A ............................................................. 147 51,518
684,386
Information Technology – 34.5%
Akamai Technologies, Inc.
*
...................................................... 713 57,396
Applied Digital Corp.
*
........................................................... 3,452 19,400
Bit Digital, Inc.
*
............................................................... 2,957 5,973
Bitdeer Technologies Group, Class A
*
.............................................. 2,296 20,274
Bitfarms Ltd.
*
................................................................. 7,539 5,919
Canaan, Inc., ADR
*
............................................................ 6,151 5,399
Cipher Mining, Inc.
*
............................................................ 4,895 11,259
Cleanspark, Inc.
*
.............................................................. 5,316 35,724
Cloudflare, Inc., Class A
*
........................................................ 1,202 135,453
CompoSecure, Inc., Class A ..................................................... 226 2,457
Core Scientific, Inc.
*
........................................................... 5,183 37,525
Hut 8 Corp.
*
.................................................................. 948 11,013
Iris Energy Ltd.
*
............................................................... 3,889 23,684
MARA Holdings, Inc.
*
.......................................................... 6,653 76,510
Microsoft Corp. ............................................................... 130 48,801
Northern Data AG
*
............................................................. 1,038 26,798
NVIDIA Corp. ................................................................. 450 48,771
Riot Platforms, Inc.
*
............................................................ 6,319 44,991
Shopify, Inc., Class A
*
.......................................................... 2,704 258,178
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .................................. 287 47,642
Terawulf, Inc.
*
................................................................ 5,515 15,056
Unity Software, Inc.
*
........................................................... 6,304 123,495
1,061,718

Bitwise Web3 ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Shares Value
Common Stocks (continued)
Real Estate – 8.3%
Equinix, Inc. .................................................................. 315 $ 256,835
Total Common Stocks (Cost $3,602,639) ......................................................... 3,085,131
Money Market Funds – 0.0%
†
DWS Government Money Market Series Institutional, 4.30%
(a)
(Cost $449) ................................................................ 449 449
Total Investments – 100.1%
(Cost $3,603,088) ........................................................................... $ 3,085,580
Liabilities in Excess of Other Assets – (0.1)% ....................................................... (2,130)
Net Assets – 100.0% .......................................................................... $ 3,083,450
* Non Income Producing
† Less than 0.05%
(a) Rate shown reflects the 7-day yield as of March 31, 2025.
ADR : American Depositary Receipt
Summary of Investment Type
Industry
% of Net
Assets
Information Technology ........................................................................... 34.5%
Communication Services .......................................................................... 30.3%
Financials ...................................................................................... 22.2%
Real Estate ..................................................................................... 8.3%
Consumer Discretionary ........................................................................... 3.0%
Energy ........................................................................................ 1.8%
Money Market Funds ............................................................................. 0.0%
†
Total Investments ................................................................................ 100.1%
Liabilities in Excess of Other Assets .................................................................. (0.1)%
Net Assets ..................................................................................... 100.0%
Country Breakdown
^
Country
% of Net
Assets
United States .................................................................................... 82.4%
Canada ........................................................................................ 9.3%
China .......................................................................................... 3.7%
Taiwan ......................................................................................... 1.5%
France ......................................................................................... 1.5%
Germany ....................................................................................... 0.9%
Australia ....................................................................................... 0.8%
Liabilities in Excess of Other Assets .................................................................. (0.1)%
Total .......................................................................................... 100.0%
^ The Fund's country breakdown may change over time.